Consolidated Statements of Profit or Loss R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2017 BRL (R$) R$ / shares	Dec. 31, 2016 BRL (R$) R$ / shares
Profit or loss [abstract]
Revenue	$ 466,621	R$ 1,808,064	R$ 1,835,212	R$ 1,685,151
Cost of sales	(358,687)	(1,389,842)	(1,247,014)	(1,144,231)
Gross profit	107,934	418,222	588,198	540,920
Operating expenses:
Selling and marketing expenses	(123,931)	(480,206)	(495,190)	(431,065)
General and administrative expenses	(49,472)	(191,695)	(143,253)	(162,338)
Other operating expenses, net	(2,403)	(9,312)	(3,933)	(5,251)
Total operating expenses	(175,806)	(681,213)	(642,376)	(598,654)
Operating loss	(67,872)	(262,991)	(54,178)	(57,734)
Financial income	3,878	15,026	28,996	28,285
Financial expenses	(21,478)	(83,223)	(129,040)	(104,795)
Monetary position (loss) gain, net	2,476	9,595
Loss before income tax	(82,996)	(321,593)	(154,222)	(134,244)
Income tax expense	(52)	(202)
Net loss from continuing operations	(83,048)	(321,795)	(154,222)	(134,244)
Net loss from discontinued operations	(2,730)	(10,579)	(16,123)	(17,652)
Net loss	(85,778)	(332,374)	(170,345)	(151,896)
Net loss attributable to:
Owners of the Parent from continuing operations	(82,886)	(321,166)	(153,623)	(133,422)
Owners of the Parent from discontinued operations	(2,730)	(10,579)	(16,123)	(17,652)
Non-controlling interests	$ (159)	R$ (629)	R$ (599)	R$ (822)
Loss per share attributable to owners of the Parent
Basic and diluted | (per share)	$ (2.76)	R$ (10.68)	R$ (5.95)	R$ (7.05)
Loss from continuing operations per share attributable to owners of the Parent Basic and diluted | (per share)	$ (2.67)	R$ (10.34)	R$ (5.39)	R$ (6.22)